Net Loss Per Share of Common Stock - Schedule of Net Loss Per Share Basic and Diluted (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net loss	$ (874,336)	$ (750,832)	$ (3,357,876)	$ (3,765,047)
Deemed dividend related to the triggering of the full ratchet anti-dilution provision at fair value			(506,993)
Net loss available to common shareholders			$ (3,864,869)	$ (3,765,047)
Weighted-average number of common shares-basic and diluted	5,515,447	5,525,009	5,525,635	5,332,141
Basic and diluted net loss per share	$ (0.16)	$ (0.14)	$ (0.70)	$ (0.71)